Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Short Duration Muni Fund - Investor C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 139
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	789
Expense Example, No Redemption, 10 Years	$ 1,521